Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2014
Intangible Assets [Abstract]
Summary of intangible assets
	June 30,	June 30,
	2014	2013
Moneytech and mPayments software	$6,608,596	$5,239,641
Accumulated amortization	(2,976,060)	(1,925,228)
	$3,632,536	$3,314,413